Finance costs - Summary of financial costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest expense
Accrued interest on license fee payables	€ 80,593	€ 71,892	€ 27,369
Interest on loans and borrowings	5,693	5,280	3,745
Other interest expense	40	298	337
Other finance costs
Other finance costs	205	1,400	2,280
Total	€ 86,531	€ 78,870	€ 33,731